TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Current income tax expenses	466,074	763,248	1,016,317
Deferred income tax benefit	(52,112)	(14,769)	(17,975)
Income tax expenses	413,962	748,479	998,342

Schedule of reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	3,358,607	5,040,925	6,535,332
Tax expenses at Hong Kong profit tax rate of 16.5% (1)	554,005	831,588	1,078,165
Changes in valuation allowance	(46,798)	65,581	164,511
Tax effect of permanence differences	41,181	49,787	37,803
Effect of income tax jurisdictions other than Hong Kong	50,807	20,873	19,836
Super deduction of research and development expenses	(86,419)	(132,704)	(132,257)
Final settlement differences	(3,614)	11,756	11,484
Income not subject to tax (2)	(95,200)	(98,402)	(181,200)
Income tax expenses	413,962	748,479	998,342
(1)	The Hong Kong statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in Hong Kong.
(2)	This amount mainly represents tax exempted items, including offshore income of Futu Securities derived from executing the clients’ orders of US listed securities, etc.

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2023	2024

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	187,154	352,117
Accrued expenses and others	98,227	112,470
Less: valuation allowance	(188,205)	(352,716)
Total deferred tax assets	97,176	111,871
Set-off of deferred tax liabilities pursuant to set-off Provisions	(356)	—
Net deferred tax assets	96,820	111,871

Total deferred tax liabilities	6,682	4,882
Set-off of deferred tax assets pursuant to set-off Provisions	(356)	—
Net deferred tax liabilities	6,326	4,882

Schedule of movement of valuation allowance

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Balance at beginning of the year	169,422	122,624	188,205
Additions	97,727	77,016	209,900
Reversals	(144,525)	(11,435)	(45,389)
Balance at end of the year	122,624	188,205	352,716